As filed with the Securities and Exchange	Registration No.	33-75962
Commission on November 21, 2006	Registration No.	811-02513

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 47 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of ING Life Insurance and Annuity Company
ING Life Insurance and Annuity Company
151 Farmington Avenue, TS31, Hartford, Connecticut 06156
Depositor’s Telephone Number, including Area Code: (860) 723-2239
Michael A. Pignatella, Counsel
ING US Legal Services
151 Farmington Avenue, TS31, Hartford, Connecticut 06156
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b) of Rule 485

X	on November 21, 2006 pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group Deferred Variable and Fixed Annuity Contracts

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier
Registration Statement: 33-75978.

                                                   PARTS A AND B

The Prospectus and the Statement of Additional Information each dated April 28, 2006 are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 47 by reference to Registrant’s filings under Rule 485(b) as filed on April 25, 2006 and declared effective on April 28, 2006 and under Rule 497(c) as filed on June 28, 2006, August 7, 2006 and September 7, 2006.

A supplement dated November 21, 2006, to the Prospectus is included in Part A of this Post-
Effective Amendment No. 47.

                    ING Life Insurance and Annuity Company
                            Variable Annuity Account C

  Opportunity Plus Multiple Option Group Variable Annuity Contracts

Supplement dated November 21, 2006 to the Contract Prospectus, dated April 28, 2006, as supplemented

This supplement updates certain information contained in your Contract Prospectus. Please read it carefully and keep it with your Contract Prospectus.

Effective December 31, 2006, subject to state approval, a guaranteed death benefit will be available under the contract, which generally guarantees that the death benefit payable under the contract will never be less than the amount of adjusted purchase payments made to your account (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your account. The guaranteed death benefit will apply to all death benefits payable on or after this date. There is no additional charge for the guaranteed death benefit.

The following adds information regarding the guaranteed death benefit to your Contract Prospectus:

1. The following sentence is added to the first paragraph of the Death Benefit section on page 27 of the
Contract Prospectus:

          In the event there is no beneficiary designated on your account, the death benefit will be payable to your estate.

2. The sub-section of the Death Benefit section entitled “The Value of the Death Benefit” on page 27 of the Contract Prospectus is deleted in its entirety and replaced with the following:

          Calculating the Value of the Death Benefit. The death benefit is guaranteed to be the greater of
          (a) or (b) as calculated as of the next valuation following our receipt of proof of death and a payment request in good order at the Opportunity Plus Service Center where:

(a)	is the adjusted purchase payment total, which is the sum of all purchase payment(s) to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero; or

(b)	is the current account value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment, as applicable.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference in your account. The amount, if any, will be deposited as of the next valuation (the date of the next close of the New York Stock Exchange) following our receipt of proof of death acceptable to us and a payment request in good order at the Opportunity Plus
Service Center. If the beneficiary requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, as of the second valuation (the date of the second close of the New York Stock Exchange)
following our receipt of proof of death acceptable to us and a payment request in good order at the Opportunity Plus Service Center.

In the event a beneficiary elects to defer distribution of the death benefit, the amount paid to the beneficiary when the beneficiary elects to begin distribution of the death benefit will equal the current account value, excluding any amounts taken as a loan, as of the next valuation (the date of the next close of the New York Stock Exchange) following our receipt of the distribution request.
The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the beneficiary’s death.

Calculating Adjusted Purchase Payments. For accounts established on or after December 31,
2006, the adjusted purchase payment total above is initially equal to the first purchase payment.
For accounts established before December 31, 2006, the adjusted purchase payment total is initially equal to the current account value, excluding any amounts taken as a loan, as of the close of the New York Stock Exchange (NYSE) on the last business day in December 2006 on which the NYSE is open. For all accounts, the adjusted purchase payment total is then adjusted for each subsequent purchase payment, loan repayment, or partial withdrawal. The adjustment for subsequent purchase payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals will be proportionate, reducing the adjusted purchase payment total in the same proportion that the current account value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted purchase payment total for each partial withdrawal is defined as the adjusted purchase payment total at that time, multiplied by the fraction A divided by B (A/B), where:

(a)	A is the current account value, excluding amounts taken as a loan, immediately after the partial withdrawal; and

(b)	B is the current account value, excluding amounts taken as a loan, before the partial withdrawal.

X.75962-06E                                                                                                                                                     November 2006

VARIABLE ANNUITY ACCOUNT C
PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements:
	(1)	Incorporated by reference in Part A:
Condensed Financial Information
	(2)	Incorporated by reference in Part B:
Financial Statements of Variable Annuity Account C:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2005
		-	Statements of Operations for the year ended December 31, 2005
		-	Statements of Changes in Net Assets for the years ended December 31, 2005 and 2004
		-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Statements of Operations for the years ended December 31,
2005, 2004 and 2003
		-	Consolidated Balance Sheets as of December 31, 2005 and 2004
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2005, 2004 and 2003
		-	Consolidated Statements of Cash Flows for the years ended December 31,
2005, 2004 and 2003
		-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)	Resolution establishing Variable Annuity Account C · Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File
No. 33-75986), as filed on April 22, 1996.
	(2)	Not Applicable
	(3.1)	Standard Form of Broker-Dealer Agreement · Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No.
33-81216), as filed on April 11, 2006.
	(3.2)	Underwriting Agreement dated November 17, 2000 between Aetna Life
Insurance and Annuity Company (now ING Life Insurance and Annuity
Company) and Aetna Investment Services, LLC (now ING Financial Advisers,
LLC) · Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-49176), as filed on
November 30, 2000.
	(3.3)	Confirmation of Underwriting Agreement · Incorporated by reference to
Registration Statement on Form S-1 (File No. 33-81216), as filed on April 11,
2006.
	(4.1)	Variable Annuity Contract (G-TDA-HH(XC/M)) · Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File
No. 33-75962), as filed on April 17, 1996.

(4.2)	Variable Annuity Contract (G-TDA-HH(XC/S)) · Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File
No. 33-75962), as filed on April 17, 1996.
(4.3)	Variable Annuity Certification (GTCC-HH(XC/M)) · Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4
(File No. 33-75962), as filed on April 17, 1998.
(4.4)	Variable Annuity Certificate (GTCC-HH(XC/S)) · Incorporated by reference to
Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File
No. 33-75962), as filed on April 17, 1998.
(4.5)	Variable Annuity Contract GAGOV-98(NY) · Incorporated by reference to
Post-Effective Amendment No. 39 to Registration Statement on Form N-4 (File
No. 33-75962), as filed on December 17, 2004.
(4.6)	Endorsement (EGET-IC(R)) to Contracts G-TDA-HH(XC/M) and
G-TDA-HH(XC/S) · Incorporated by reference to Post-Effective Amendment
No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on
April 12, 1996.
(4.7)	Endorsement (ENYSUTMF97) to Contract G-TDA-HH(XC/M) · Incorporated by
reference to Post-Effective Amendment No. 11 to Registration Statement on Form
N-4 (File No. 33-75962), as filed on April 14, 1997.
(4.8)	Endorsement (ENYSUTMF97(S)) to Contract G-TDA-HH(XC/S) · Incorporated
by reference to Post-Effective Amendment No. 11 to Registration Statement on
Form N-4 (File No. 33-75962), as filed on April 14, 1997.
(4.9)	Endorsement (ENYSTSDO97) to Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) · Incorporated by reference to Post-Effective Amendment No. 11 to
Registration Statement on Form N-4 (File No. 33-75962), as filed on April 14,
1997.
(4.10)	Endorsement (EGAA(5/98) NY) to Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) and Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) ·
Incorporated by reference to Post-Effective Amendment No. 14 to Registration
Statement on Form N-4 (File No. 33-75962), as filed on April 17, 1998.
(4.11)	Endorsement (EG403-GIE-98) to Contract G-TDA-HH(XC/M) and Certificate
GTCC-HH(XC/M) · Incorporated by reference to Post-Effective Amendment
No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
September 10, 1998.
(4.12)	Endorsement (EG403-GI-98) to Contract G-TDA-HH(XC/M) and Certificate
GTCC-HH(XC/M) · Incorporated by reference to Post-Effective Amendment
No. 15 to Registration Statement on Form N-4 (File No. 33-75962), as filed on
September 15, 1998.
(4.13)	Endorsement (EGET-99) to Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) · Incorporated by reference to Post-Effective Amendment No. 13 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7,
1999.
(4.14)	Endorsement (ENYS-XC/M-00) to Contract G-TDA-HH(XC/M) and Certificate
G-TDA-HH(XC/M) · Incorporated by reference to Post-Effective Amendment
No. 22 to Registration Statement on Form S-1 (File No. 33-75962), as filed on
April 13, 2000.

(4.15)	Endorsement (ENYS-XC/S-00) to Contract G-TDA-HH(XC/S) and Certificate
G-TDA-HH(XC/S) · Incorporated by reference to Post-Effective Amendment
No. 22 to Registration Statement on Form S-1 (File No. 33-75962), as filed on
April 13, 2000.
(4.16)	Endorsement (EGSF-IB(XC/M)) to Contract G-TDA-HH(XC/M) and Certificate
GTCC-HH(XC/M) · Incorporated by reference to Post-Effective Amendment
No. 25 to Registration Statement on Form N-4 (File No. 33-75962), as filed on
December 6, 2000.
(4.17)	Endorsement (EGAA-ID(XC)) to Contract G-TDA-HH(XC/S) and Certificate
GTCC-HH(XC/S) · Incorporated by reference to Post-Effective Amendment
No. 25 to Registration Statement on Form N-4 (File No. 33-75962), as filed on
December 6, 2000.
(4.18)	Endorsement EDSC-94(XC/M) to Contract G-TDA-HH(XC/M) and Certificate
GTCC-HH(XC/M) · Incorporated by reference to Post-Effective Amendment
No. 26 to Registration Statement on Form N-4 (File No. 33-75962), as filed on
December 13, 2000.
(4.19)	Endorsement (ENYS-AR-01) to Contracts G-TDA-HH(XC/M) and
G-TDA-HH(XC/S) and Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) ·
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.
(4.20)	Endorsement EEGTRRA-HEG(01) to Contracts G-TDA-HH(XC/M) and
G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-
HH(XC/S) · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8,
2002.
(4.21)	Endorsement E-LOANSBA(1/02) to Contracts G-TDA-HH(XC/M) and G-
TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-
HH(XC/S) · Incorporated by reference to Post-Effective Amendment No. 39 to
Registration Statement on Form N-4 (File No. 33-75962), as filed on December
17, 2004.
(4.22)	Endorsement ENYS-EDB-02 to Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S)
· Incorporated by reference to Post-Effective Amendment No. 39 to Registration
Statement on Form N-4 (File No. 33-75962), as filed on December 17, 2004.
(4.23)	Endorsements ENMCHG(05/02) and ENMCHG1(05/02) for name change ·
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.
(4.24)	Variable Annuity Contract Certificate GAGOVC-98(NY) · Incorporated by
reference to Post-Effective Amendment No. 39 to Registration Statement on
Form N-4 (File No. 33-75962), as filed on December 17, 2004.
(4.25)	Endorsement EGOVCC-NYS-03 to Contract GAGOV-98(NY) and Contract
Certificate GAGOVC-98(NY) · Incorporated by reference to Post-Effective
Amendment No. 39 to Registration Statement on Form N-4 (File No. 33-75962),
as filed on December 17, 2004.

(4.26)	Roth 403(b) Endorsement - E-ROTH403B-M-05 to Contract G-TDA-
HH(XC/M) and Certificate GTCC-HH(XC/M) · Incorporated by reference to
Post-Effective Amendment No. 43 to Registration Statement on Form N-4 (File
No. 33-75962), as filed on April 11, 2006.
(4.27)	Roth 403(b) Endorsement - E-ROTH403B-S-05 to Contract G-TDA-HH(XC/S)
and Certificate GTCC-HH(XC/S) · Incorporated by reference to Post-Effective
Amendment No. 43 to Registration Statement on Form N-4 (File No. 33-75962),
as filed on April 11, 2006.
(4.28)	Endorsement E-NYSUTDB-06 · Incorporated by reference to Post-Effective
Amendment No. 46 to Registration Statement on Form N-4 (File No. 33-75962),
as filed on September 27, 2006.
(5.1)	Variable Annuity Contract Application (300-GTD-NY(5/98)) · Incorporated by
reference to Post-Effective Amendment No. 15 to Registration Statement on
Form N-4 (File No. 33-75962), as filed on September 15, 1998.
(5.2)	Variable Annuity Contract Application (300-AD457-98(X)) to Contract
GAGOV-98(NY) and Contract Certificate GAGOVC-98(NY) · Incorporated by
reference to Post-Effective Amendment No. 39 to Registration Statement on
Form N-4 (File No. 33-75962), as filed on December 17, 2004.
(6.1)	Restated Certificate of Incorporation (amended and restated as of January 1,
2002) of ING Life Insurance and Annuity Company · Incorporated by reference to ING Life Insurance and Annuity Company Annual Report on Form 10-K
(File No. 33-23376), as filed on March 28, 2002.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective January 1, 2005 · Incorporated by reference to the ILIAC 10-Q, as filed on May 13, 2005 (File No. 033-23376, Accession No. 0001047469-05-
014783).
(7)	Not Applicable
(8.1)	Fund Participation Agreement dated June 30, 1998 by and among AIM Variable
Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and
Annuity Company · Incorporated by reference to Pre-Effective Amendment No.
1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
August 4, 1998.
(8.2)	Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June
30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable
Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and
Annuity Company · Incorporated by reference to Post-Effective Amendment
No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
April 13, 2001.
(8.3)	First Amendment dated November 17, 2000 to Participation Agreement dated
June 30, 1998 by and among AIM Variable Insurance Funds, (formerly AIM
Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life
Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 13, 2001.

(8.4)	Amendment dated as of July 12, 2002 to Participation Agreement dated as of
June 30, 1998, as amended on October 1, 2000 and November 17, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., Aetna Life
Insurance and Annuity Company and Aetna Investment Services, LLC ·
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.
(8.5)	Service Agreement effective June 30, 1998 between Aetna Life Insurance and
Annuity Company and AIM Advisors, Inc. · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
333-56297), as filed on August 4, 1998.
(8.6)	First Amendment dated October 1, 2000 to the Service Agreement dated June
30, 1998 between Aetna Life Insurance and Annuity Company and AIM
Advisors, Inc. · Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-49176), as filed on
November 30, 2000.
(8.7)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna
Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. · Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8,
1998.
(8.8)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of its series, and Aeltus Investment
Management, Inc. · Incorporated by reference to Post-Effective Amendment No.
2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.
(8.9)	Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among
Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 16, 2000.

(8.10)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31,
1999 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of its series, and Aeltus Investment
Management, Inc. · Incorporated by reference to Post-Effective Amendment No.
20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
April 4, 2000.
(8.11)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and
February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of its series, and Aeltus Investment
Management, Inc. · Incorporated by reference to Post-Effective Amendment No.
20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
April 4, 2000.
(8.12)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31,
1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund,
Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus
Investment Management, Inc. · Incorporated by reference to Post-Effective
Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 13, 2001.
(8.13)	Sixth Amendment dated June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999,
February 11, 2000, May 1, 2000 and February 27, 2001 among Aetna Life
Insurance and Annuity Company, Aeltus Investment Management, Inc. and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable
Portfolios, Inc. on behalf of each of its series · Incorporated by reference to
Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File
No. 33-75988), as filed on April 13, 2004.

(8.14)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Registration Statement on Form N-4 (File
No. 333-56297), as filed on June 8, 1998.
(8.15)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to
Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-56297), as filed on December
14, 1998.
(8.16)	Second Amendment dated February 11, 2000 to Service Agreement effective as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 20 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4,
2000.
(8.17)	Third Amendment dated May 1, 2000 to Service Agreement effective as of May
1, 1998 and amended on November 4, 1998 and February 11, 2000 between
Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity
Company in connection with the sale of shares of Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 20 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4,
2000.

(8.18)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with
Investment Advisor effective as of May 1, 1998, as amended on November 4,
1998, February 11, 2000 and May 1, 2000 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13,
2004.
(8.19)	Fund Participation Agreement dated December 1, 1997 among Calvert
Responsibly Invested Balanced Portfolio, Calvert Asset Management Company,
Inc. and Aetna Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 8 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on February 19, 1998.
(8.20)	Service Agreement dated December 1, 1997 between Calvert Asset Management
Company, Inc. and Aetna Life Insurance and Annuity Company · Incorporated
by reference to Post-Effective Amendment No. 8 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 19, 1998.
(8.21)	Fund Participation Agreement dated February 1, 1994 and amended on
December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March
1, 1996 between Aetna Life Insurance and Annuity Company, Variable
Insurance Products Fund and Fidelity Distributors Corporation · Incorporated by
reference to Post-Effective Amendment No. 12 to Registration Statement on
Form N-4 (File No. 33-75964), as filed on February 11, 1997.
(8.22)	Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity
Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370),
as filed on September 29, 1997.
(8.23)	Sixth Amendment dated as of November 6, 1997 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1,
1997 between Aetna Life Insurance and Annuity Company, Variable Insurance
Products Fund and Fidelity Distributors Corporation · Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4
(File No. 33-75964), as filed on February 9, 1998.

(8.24)	Seventh Amendment dated as of May 1, 1998 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997
and November 6, 1997 between Aetna Life Insurance and Annuity Company,
Variable Insurance Products Fund and Fidelity Distributors Corporation ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
56297), as filed on June 8, 1998.
(8.25)	Eighth Amendment dated as of December 1, 1999 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997,
November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity
Company, Variable Insurance Products Fund and Fidelity Distributors
Corporation · Incorporated by reference to Post-Effective Amendment No. 19 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February
16, 2000.
(8.26)	Fund Participation Agreement dated February 1, 1994 and amended on
December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March
1, 1996 between Aetna Life Insurance and Annuity Company, Variable
Insurance Products Fund II and Fidelity Distributors Corporation · Incorporated
by reference to Post-Effective Amendment No. 12 to Registration Statement on
Form N-4 (File No. 33-75964), as filed on February 11, 1997.
(8.27)	Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity
Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370),
as filed on September 29, 1997.
(8.28)	Sixth Amendment dated as of January 20, 1998 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1,
1997 between Aetna Life Insurance and Annuity Company, Variable Insurance
Products Fund II and Fidelity Distributors Corporation · Incorporated by
reference to Post-Effective Amendment No. 7 to Registration Statement on Form
S-6 (File No. 33-75248), as filed on February 24, 1998.
(8.29)	Seventh Amendment dated as of May 1, 1998 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997
and January 20, 1998 between Aetna Life Insurance and Annuity Company,
Variable Insurance Products Fund II and Fidelity Distributors Corporation ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
56297), as filed on June 8, 1998.

(8.30)	Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, January 20, 1998
and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable
Insurance Products Fund II and Fidelity Distributors Corporation · Incorporated
by reference to Post-Effective Amendment No. 19 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(8.31)	Service Agreement effective as of June 1, 2002 by and between Fidelity
Investments Institutional Operations Company, Inc. and ING Financial Advisers,
LLC · Incorporated by reference to Post-Effective Amendment No. 33 to
Registration Statement on Form N-4 (File No. 33-75988), as filed on August 5,
2004.
(8.32)	Service Contract effective as of June 1, 2002 by and between Directed Services,
Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation ·
Incorporated by reference to Post-Effective Amendment No. 33 to Registration
Statement on Form N-4 (File No. 33-75988), as filed on August 5, 2004.
(8.33)	First Amendment dated April 1, 2005 to Service Contract between ING
Financial Advisers, Inc. and Fidelity Advisers, Inc. dated June 20, 2003 and effective June 1, 2002
(8.34)	Second Amendment dated April 1, 2006 to Service Contract between ING
Financial Advisers, Inc. and Fidelity Advisers, Inc. dated June 20, 2003 and effective June 1, 2002
(8.35)	Participation Agreement dated as of July 20, 2001 by and among Franklin
Templeton Variable Insurance Products Trust, Franklin Templeton Distributors,
Inc. and Aetna Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 27 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.36)	Amendment dated as of January 2, 2002 to Participation Agreement dated as of
July 20, 2001 by and among Franklin Templeton Variable Insurance Products
Trust, Franklin Templeton Distributors, Inc., Aetna Life Insurance and Annuity
Company, Aetna Insurance Company of America, Golden American Life
Insurance Company and Direct Services, Inc. · Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on April 10, 2002.
(8.37)	Second Amendment dated as of December 10, 2003 to Participation Agreement dated as of July 20, 2001 and as amended on January 2, 2002 by and among
Franklin Templeton Variable Insurance Products Trust, Franklin Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING Insurance
Company of America, Golden American Life Insurance Company and Direct
Services, Inc. · Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13,
2004.

(8.38)	Third Amendment dated May 3, 2004 to Participation Agreement dated as of
July 20, 2001 and as amended on January 2, 2002 and December 10, 2003 by and among Franklin Templeton Variable Insurance Products Trust, Franklin
Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING
Insurance Company of America, Golden American Life Insurance Company and
Direct Services, Inc. · Incorporated by reference to Post-Effective Amendment
No. 30 to Registration Statement on Form N-4 (File No. 33-81216), as filed on
April 12, 2005.
(8.39)	Administrative Services Agreement dated as of July 20, 2001 between Franklin
Templeton Services, LLC, Aetna Life Insurance and Annuity Company and
Aetna Insurance Company of America · Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No.
33-81216), as filed on April 11, 2006.
(8.40)	Amended and Restated Administrative Services Agreement executed as of
October 3, 2005 between Franklin Templeton Services, LLC, ING Life
Insurance and Annuity Company, ING Insurance Company of America, ING
USA Annuity and Life Insurance Company and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11,
2006.
(8.41)	Participation Agreement dated April 30, 2003 among ING Life Insurance and
Annuity Company, The GCG Trust (renamed effective May 1, 2003, ING
Investors Trust) and Directed Services, Inc. · Incorporated by reference to Post-
Effective Amendment No. 54 to Registration Statement on Form N-1A (File No.
33-23512), as filed on August 1, 2003.
(8.42)	Amendment dated October 9, 2006 to the Participation Agreement dated April
30, 2003 among ING Life Insurance and Annuity Company, ING Investors Trust
and Directed Services, Inc.
(8.43)	Fund Participation Agreement dated December 1, 1988 and amended February
11, 1991 between Aetna Life Insurance and Annuity Company and Lexington
Management Corporation regarding Natural Resources Trust · Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form
N-4 (File No. 33-75986), as filed on April 12, 1996.
(8.44)	Fund Participation Agreement dated April 28, 1994 between Aetna Life
Insurance and Annuity Company, Lexington Emerging Markets Fund, Inc. and
Lexington Management Corporation · Incorporated by reference to Post-
Effective Amendment No. 22 to Registration Statement on Form N-4 (File No.
33-34370), as filed on April 22, 1996.
(8.45)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett
Series Fund, Inc. and Aetna Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.46)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and
Aetna Life Insurance and Annuity Company · Incorporated by reference to
Post-Effective Amendment No. 27 to Registration Statement on Form N-4
(File No. 333-01107), as filed on October 26, 2001.

(8.47)	Fund Participation Agreement made and entered into as of April 30, 1996 and amended on September 3, 1996, March 14, 1997 and November 28, 1997 by and
among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity
Company and Massachusetts Financial Services Company · Incorporated by
reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.48)	Fourth Amendment dated May 1, 1998 to the Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997 and
November 28, 1997 by and among MFS Variable Insurance Trust, Aetna Life
Insurance and Annuity Company and Massachusetts Financial Services
Company · Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4,
1998.
(8.49)	Fifth Amendment dated May 1, 1998 to the Fund Participation Agreement dated
April 30, 1996 and amended on September 3, 1996, March 14, 1997 and
November 28, 1997 by and among MFS Variable Insurance Trust, Aetna Life
Insurance and Annuity Company and Massachusetts Financial Services
Company · Incorporated by reference to Post-Effective Amendment No. 4 to
Registration Statement on Form N-4 (File No. 333-56297), as filed on February
16, 1999.
(8.50)	Fifth Amendment dated July 1, 1999 to the Fund Participation Agreement dated
April 30, 1996 and amended on September 3, 1996, March 14, 1997, November
28, 1997 and May 1, 1998 by and among MFS Variable Insurance Trust, Aetna
Life Insurance and Annuity Company and Massachusetts Financial Services
Company · Incorporated by reference to Post-Effective Amendment No. 11 to
Registration Statement on Form N-4 (File No. 333-56297), as filed on
November 23, 1999.
(8.51)	Sixth Amendment dated November 17, 2000 to the Fund Participation
Agreement dated April 30, 1996 and amended on September 3, 1996, March 14,
1997, November 28, 1997, May 1, 1998 and July 1, 1999 by and among MFS
Variable Insurance Trust, Aetna Life Insurance and Annuity Company and
Massachusetts Financial Services Company · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
333-49176), as filed on November 30, 2000.
(8.52)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable
Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim
Securities, Inc. · Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July
13, 2001.
(8.53)	Amendment dated August 30, 2002 between ING Life Insurance and Annuity
Company, ING Variable Products Trust (formerly known as Pilgrim Variable
Products Trust) and ING Funds Distributor to Fund Participation Agreement
dated May 1, 2001 · Incorporated by reference to Post-Effective Amendment
No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on
April 10, 2003.

(8.54)	Administrative and Shareholder Services Agreement dated April 1, 2001 between ING Funds Services, LLC and ING Life Insurance and Annuity
Company (Administrator for ING Variable Products Trust) · Incorporated by
reference to Post-Effective Amendment No. 28 to Registration Statement on
Form N-4 (File No. 33-75988), as filed on April 10, 2003.
(8.55)	Fund Participation Agreement dated as of July 1, 2001 between Pioneer Variable
Contracts Trust and Aetna Life Insurance and Annuity Company · Incorporated
by reference to Post-Effective Amendment No. 27 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.56)	Amendment dated May 1, 2004 to Fund Participation Agreement dated as of
July 1, 2001 between Pioneer Variable Contracts Trust and Aetna Life Insurance
and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 40 to Registration Statement on Form N-4 (File No. 33-75962),
as filed on April 13, 2005.
(8.57)	Participation Agreement dated as of November 28, 2001 among Portfolio
Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna
Investment Services, LLC · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962),
as filed on April 8, 2002.
(8.58)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and
Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services, LLC (to be renamed
ING Financial Advisers, LLC) to Participation Agreement dated November 28,
2001 · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8,
2002.
(8.59)	Amendment dated May 1, 2003 between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC to the Participation
Agreement dated as of November 28, 2001 and subsequently amended on March
5, 2002 · Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10,
2003.

(8.60)	Amendment dated November 1, 2004 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002 and May 1, 2003 · Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
(File No. 333-32575), as filed on April 1, 2005.
(8.61)	Amendment dated April 29, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on
March 5, 2002, May 1, 2003 and November 1, 2004 · Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4
(File No. 33-81216), as filed on April 11, 2006.
(8.62)	Amendment dated August 31, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005 · Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4 (File No. 33-81216), as filed on April 11, 2006.
(8.63)	Amendment dated December 7, 2005 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005,
and August 31, 2005 · Incorporated by reference to Post-Effective Amendment
No. 32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on
April 11, 2006.
(8.64)	Amendment dated April 28, 2006 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on
March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, August 31,
2005 and December 7, 2005 · Incorporated by reference to Registration
Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(8.65)	Shareholder Servicing Agreement (Service Class Shares) dated as of November
27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8,
2002.
(8.66)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity
Company effective May 1, 2002) to the Shareholder Servicing Agreement dated
November 27, 2001 · Incorporated by reference to Post-Effective Amendment
No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on
April 8, 2002.

(8.67)	Amendment dated May 1, 2003 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, as amended on
March 5, 2002 · Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10,
2003.
(8.68)	Amendment dated November 1, 2004 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, as amended on
March 5, 2002 and May 1, 2003 · Incorporated by reference to Registration
Statement on Form N-4 (File No.333-134760), as filed on June 6, 2006.
(8.69)	Amendment dated April 29, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on
March 5, 2002, May 1, 2003 and November 1, 2004 · Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4
(File No. 33-81216), as filed on April 11, 2006.
(8.70)	Amendment dated December 7, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on
March 5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005·
Incorporated by reference to Registration Statement on Form N-4 (File No.333-
134760), as filed on June 6, 2006.
(8.71)	Amendment dated April 28, 2006 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on
March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005 and December
7, 2005 · Incorporated by reference to Registration Statement on Form N-4 (File
No. 333-134760), as filed on June 6, 2006.
(8.72)	(Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna
Life Insurance and Annuity Company, American Century Services Corporation,
American Century Investment Services, Inc. · Incorporated by reference to Post-
Effective Amendment No. 23 to Registration Statement on Form N-4 (File No.
333-01107), as filed on December 13, 2000.
(8.73)	(Retail) Amendment No. 1 effective November 7, 2003 to Fund Participation
Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity
Company and American Century Investment Services, Inc. · Incorporated by
reference to Post-Effective Amendment No. 37 to Registration Statement on
Form N-4 (File No. 33-75962), as filed on April 13, 2004.
(8.74)	(Retail) Participation Agreement dated as of January 1, 2003 among ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, American Funds Distributors, Inc. and
American Funds Service Company. · Incorporated by reference to Post-
Effective Amendment No. 42 to Registration Statement on Form N-4 (File No.
333-01107), as filed on December 16, 2005.

(8.75)	(Retail) First Amendment dated January 3, 2006 to Participation Agreement dated as of January 1, 2003 among ING Life Insurance and Annuity Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, American Funds Distributors, Inc. and American Funds Service Company.
(8.76)	(Retail) American Funds Distributors, Inc. Selling Group Agreement with Aetna
Investment Services, Inc. dated June 30, 2000. · Incorporated by reference to
Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on December 16, 2005.
(8.77)	(Retail) American Funds Distributors, Inc. Supplemental Selling Group
Agreement with Aetna Investment Services, Inc. dated June 30, 2000. ·
Incorporated by reference to Post-Effective Amendment No. 42 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.
(8.78)	(Retail) American Funds Omnibus addendum to the Selling group agreement dated February 6, 2004 between ING Financial Advisers, LLC and American
Funds Distributors, Inc. · Incorporated by reference to Post-Effective
Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 16, 2005.
(8.79)	(Retail) Fund Participation Agreement effective as of May 1, 2000 between The
Chapman Funds, Inc., The Chapman Co. and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 20 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4,
2000.
(8.80)	(Retail) Fund Participation Agreement dated August 15, 2000 between
Oppenheimer and Aetna Life Insurance and Annuity Company · Incorporated
by reference to Post-Effective Amendment No. 23 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on December 13, 2000.
(8.81)	(Retail) Fund Participation Agreement dated as of August 8, 2000 by and between PAX World Balanced Fund, Inc. and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 23 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on December
13, 2000.
(8.82)	(Retail) Fund Participation Agreement dated as of August 15, 2000 by and between Federated Services Company, Federated Distributors, Wachovia Bank,
NA and Aetna Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 23 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on December 13, 2000.
(8.83)	(Retail) Shareholder Services Agreement dated October 4, 1999 between
Federated Administrative Services for the Wachovia Funds and the Wachovia
Municipal Funds and Aetna Investment Services, Inc. · Incorporated by
reference to Post-Effective Amendment No. 23 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on December 13, 2000.
(8.84)	(Retail) First Amendment dated August 15, 2000 to the Shareholder Services
Agreement by and among Aetna Investment Services, Inc. and Federated
Administrative Services · Incorporated by reference to Post-Effective
Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 13, 2000.

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable

(13.1)	Powers of Attorney
(13.2)	Authorization for Signatures · Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986),
as filed on April 12, 1996.

Item 25. Directors and Officers of the Depositor*

Name and Principal	Positions and Offices with
Business Address	Depositor
Thomas J. McInerney[2]	Director and Chairman
Kathleen A. Murphy[2]	Director
Catherine H. Smith[2]	Director and Senior Vice President
Robert W. Crispin[3]	Director
David A. Wheat[1]	Director, Executive Vice President and Chief
Financial Officer
Brian D. Comer[2]	President
Steven T. Pierson[1]	Senior Vice President and Chief Accounting Officer
Sue A. Collins[2]	Senior Vice President, Chief Actuary and Appointed
Actuary
Boyd G. Combs[1]	Senior Vice President, Tax
Shaun P. Mathews[2]	Senior Vice President
David S. Pendergrass[1]	Senior Vice President and Treasurer
Stephen J. Preston[4]	Senior Vice President
Harry N. Stout[4]	Senior Vice President
Christopher Abreu[2]	Vice President and Actuary
Kimberly A. Anderson[5]	Vice President
Louis E Bachetti	Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095
Pamela Mulvey Barcia[2]	Vice President
Ronald R. Barhorst[2]	Vice President
Jeoffrey A. Block[5]	Vice President

Mary Broesch[4]	Vice President and Actuary
Kevin P. Brown[2]	Vice President
Anthony V. Camp[2]	Vice President
Bruce Campbell[2]	Vice President and Actuary
Mary K. Carey-Reid[2]	Vice President
Virginia E. Carman[2]	Vice President
Kevin L. Christensen[5]	Vice President
Andrew C. Chua[6]	Vice President
Nancy D. Clifford[2]	Vice President
Dianne Clous[2]	Vice President
Patricia M. Corbett[5]	Vice President
Kimberly Curley[6]	Vice President and Actuary
Karen Czizik[6]	Vice President
Robert B. DiMartino[2]	Vice President
J. Randolph Dobo[6]	Vice President
Julius A. Drelick, III[7]	Vice President
Michael C. Eldredge[2]	Vice President
Joseph Elmy[1]	Vice President, Tax
Shari A. Enger[4]	Vice President
William A. Evans[2]	Vice President
Ronald E. Falkner[2]	Vice President
Robert A. Garrey[2]	Vice President
Lisa S. Gilarde[2]	Vice President
Brian K. Haendiges[2]	Vice President
Steven J. Haun[5]	Vice President

James M. Hennessy[7]	Vice President
Charles F. Hill[4]	Vice President
William S. Jasien[8]	Vice President
David A. Kelsey[2]	Vice President
Bart D. A. Kollen[2]	Vice President
Richard K. Lau[4]	Vice President and Actuary
Frederick C. Litow[1]	Vice President
William L. Lowe[2]	Vice President
Alan S. Lurty[4]	Vice President
Barbara March[2]	Vice President
Gregory J. Miller[2]	Vice President
Todd R. Modic[7]	Vice President
Brian J. Murphy[2]	Vice President
Michael J. Murphy[4]	Vice President
Robert S. Naka[7]	Vice President
Todd E. Nevenhoven[5]	Vice President
Joseph M. O’Donnell[7]	Vice President
Dawn M. Peck[1]	Vice President, Assistant Treasurer and Assistant
Secretary
Ethel Pippen[2]	Vice President
Deborah J. Prickett[5]	Vice President
Srinivas D. Reddy[2]	Vice President
Robert A. Richard[2]	Vice President
Michael J. Roland[7]	Vice President
Libby Soong[2]	Vice President and Chief Compliance Officer

Carl Steinhilber[1]	Vice President
Sandra L. Stokley[5]	Vice President
Alice Su4	Vice President and Actuary
Laurie M. Tillinghast[2]	Vice President
Bess B. Twyman[2]	Vice President
Stanley D. Vyner[3]	Vice President
Christopher R. Welp[5]	Vice President
Matthew L. Condos[2]	Actuary
William H. Leslie[2]	Actuary
Cheryl A. Poulin[2]	Actuary
Joy M. Benner[9]	Secretary

* These individuals may also be directors and/or officers of other affiliates of the Company.

1	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

2	The principal business address of these directors and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.

3	The principal business address of this director and this officer is 230 Park Avenue, New York, New York 10169.

4	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

5	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.

6	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203.

7	The principal business address of these officers is 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258.

8	The principal business address of this officer is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.

9	The principal business address of this officer is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Attached is a listing of all persons directly or indirectly controlled or under common control with the registrant.

ING GROEP
U.S. FINANCIAL SERVICES
ING GROEP N.V. (The Netherlands)
No FEIN Non-Insurer
ING VERZEKERINGEN N.V. (The Netherlands)
No FEIN Non-Insurer
ING Insurance International B.V. (The Netherlands)
No FEIN Non-Insurer EIN# 98-0159264
ING AMERICA INSURANCE HOLDINGS, INC.	Nederlandse Reassurantie	8
(DELAWARE) NON-Insurer 52-1222820	Groep N.V. (The Netherlands)
No FEIN Non-Insurer
	CyberLink Development, LLC (Delaware)	NRG America Holding Company
	Non-Insurer 93-1257008	(Delaware) 23-2074221 Non-Insurer
	ING Brokers Network, LLC (Delaware)	Philadelphia Reinsurance Corporation
	Non-Insurer 52-2215129	(Pennsylvania) 23-1620930 (Insurer)
NAIC# 12319
	ING Insurance Agency, Inc.	NRG America Management Corporation
	(Colorado) Non-Insurer 84-1490645	(Pennsylvania) 23-1667532 Non-Insurer
ING Insurance Agency, Inc.
of Massachusetts Non-Insurer 04-3514565
ING Insurance Agency, Inc. of Texas
Non-Insurer 74-2946531
Multi-Financial Group, LLC
Non-Insurer 58-1827264 (Georgia)
	IFG Insurance Agency of Oklahoma, Inc.	1
Non-Insurer (Oklahoma) 73-1514662
	IFG Insurance Services of Texas, Inc.	1
Non-Insurer (Texas) 75-2473468
Multi-Financial Securities Corporation
(Colorado) Non-Insurer 84-0858799
MFSC Insurance Agency of Massachusetts,
Inc. (Massachusetts) Non-Insurer 04-
3311732
Rev. 09/30/06	MFSC Insurance Services, Inc.
Non-Insurer (California) 94-3145434
MFSC Insurance Agency of Nevada,
Inc. (Nevada) Non-Insurer 84-1482296
Page 1	ING North America Insurance Corporation
Non-Insurer (Delaware) 52-1317217
ING Payroll Management, Inc.
Non-Insurer (Delaware) 52-2197204
ING Risk Management (Bermuda) Limited Non-Insurer
Non-US Taxpayer - No FEIN Assigned
Lion II Custom Investment LLC
(Delaware) Non-Insurer 02-0488491
Lion Connecticut Holdings Inc.
(Connecticut) Non-Insurer 02-0488491
Arrowhead, Ltd. (Non-Insurer)
(Bermuda)
Directed Services, Inc. (New York) 13-3440774
Non-Insurer
IB Holdings LLC Non-Insurer
(Virginia) 41-1983894
The New Providence Ins. Co. LTD
(Cayman Islands) Non-Insurer 98-0161114
ING Capital Corporation, LLC
(Delaware) Non-Insurer 86-1020892
ING Funds Services, LLC
(Delaware) Non-Insurer 86-1020893
ING Funds Distributor, LLC
(Delaware) Non-Insurer 03-048574
ING Pilgrim Funding, Inc.
(Delaware) Non-Insurer 06-1501895

ING Investments, LLC
	(Arizona) Non-Insurer 03-0402099
	ING Financial Partners, Inc.
	(Minnesota) Non-Insurer 41-0945505
	LSSI, Inc. (Pennsylvania)	1
	Non-Insurer 39-1908561
	ING International Insurance Holdings, Inc.
	Non-Insurer (Connecticut) 06-1028458
	ALICA Holdings, Inc. Non-Insurer	3
	06-0952729 (Connecticut)
	ILICA Inc.	4
	06-1067464 (Connecticut) Non-Insurer
	ING Life Insurance Company Limited
	(Republic of China) Insurer
	ING International Nominee Holdings, Inc.
	06-0952776 (Connecticut) Non-Insurer
	AII 1, LLC
	Non-Insurer (Connecticut) No tax id
	AII 2 LLC
	Non-Insurer (Connecticut) No tax id
Page 2	AII 3 LLC
	Non-Insurer (Connecticut) No tax id
	AII 4 LLC
	Non-Insurer (Connecticut) No tax id
	ING Investment Management LLC (Delaware)
	Non-Insurer 58-2361003
ING Investment Management Co.
	(Connecticut) Non-Insurer 06-0888148
	ING Investment Management
	(Bermuda) Holdings Limited Non-Insurer
	ING Investment Trust Co.
	Non-Insurer (Connecticut) 06-1440627
	ING Investment Management Alternative Assets LLC
	Non Insurer (Delaware) 13-4038444
	ING Alternative Asset Management LLC
	Non -Insurer (Delaware) 13-3863170
	Furman Selz Investments LLC
	Non-Insurer (Delaware) 13-3863171
	Furman Selz (SBIC) Investments LLC
	Non-Insurer (Delaware) 13-3863604
	Furman Selz Investment II LLC	5
	Non-Insurer (Delaware) 13-3929304
	Furman Selz Investments III LLC	6
	Non-Insurer (Delaware) 13-4127836
	Furman Selz Management (BVI) Limited
	Non-Insurer (British Virgin Islands)
	ING Equity Holdings Inc.
Non-Insurer 13-3778184
	ING Ghent Asset Management LLC
Non-Insurer 13-4003969
	ING Investment Management Services LLC
Non-Insurer 13-3856628
	ING Multi-Strategies (LUX) S.A.
	Non-Insurer (Luxembourg)
	ING Pomona Holdings LLC
Non-Insurer 13-4152011
	Pomona G. P. Holdings LLC
	Non-Insurer (Delaware) 13-4150600
Page 3	Pomona ING (US) Holdings Associates, LLC
	Non-Insurer (Delaware) 20-0554145
	Pomona ING (US) Holdings Associates II,
	LLC
	Non-Insurer (Delaware) 36-4577583
	Pomona Management LLC

	Non-Insurer (Delaware) 13-4197000
	ING Life Insurance and Annuity Company
(Connecticut) Insurer 71-0294708 NAIC 86509
	ING Financial Advisers, LLC
	(Delaware) Non-Insurer 06-1375177
	Northfield Windsor LLC
	(Connecticut) Non-Insurer 71-
0294708
	ING National Trust Non-Insurer
	41-1966125
	ING Re Underwriters, Inc.
	(Tennessee) Non-Insurer 62-1505070
	ING Retail Holding Company, Inc.
	(Connecticut) Non-Insurer 06-1527984
	ING SCI, Inc.
	(Connecticut) Non-Insurer 06-0858223
	ING Insurance Services Holding Company,
Inc.
	(Connecticut) Non-Insurer 06-1475329
	ING Insurance Services, Inc.
	(Connecticut) Non-Insurer 06-1465377
	ING Insurance Services of Alabama, Inc.
	(Alabama) Non-Insurer 72-1374488
	Aetna Insurance Agency of Texas, Inc. 1
	(Texas) Non-Insurer 74-2817537
	ING Insurance Services of Massachusetts, Inc.
	(Massachusetts) Non-Insurer 04-3370454
	FNI International, Inc.
	(California) Non-Insurer 33-0048439
	Financial Network Investment Corporation
	Honolulu, Inc. (Hawaii) Non-Insurer 52-2195734
	FN Insurance Services, Inc.
	(California) Non-Insurer 33-0232417
	FN Insurance Services HI, Inc.
	(Hawaii) Non-Insurer 91-2041262
	FN Insurance Agency of New Jersey, Inc.
	(New Jersey) Non-Insurer 22-3693416
	FN Insurance Services of Nevada, Inc.
	(Nevada) Non-Insurer 88-0319907
	FN Insurance Agency of Kansas, Inc.
	(Kansas) Non-Insurer 43-1878293
	Financial Network Investment Corporation
	Non-Insurer (California) 95-3845382
	Financial Network Investment Corporation
	of Hawaii (Hawaii) Non-Insurer 99-0298275
Page 4	Financial Network Investment Corporation
	of Hilo (Hawaii) Non-Insurer 99-0335018
	Financial Network Investment Corporation
	of Kauai (Hawaii) Non-Insurer 99-0335020
	Financial Network Investment Corporation
	of Puerto Rico (Puerto Rico) Non-Insurer 52-2173808
	ING Services Holding Company, Inc.
	(Connecticut) Non-Insurer 06-1527982
	Systematized Benefits Administrators, Inc.
	(Connecticut) Non-Insurer 06-0889923
	ING USA Annuity and Life Insurance Company (Iowa)
	Insurer NAIC #80942 41-0991508
	Draft Funding II LLC
	(Delaware) Non-Insurer
	PFP Holdings, L.P. (Georgia)	2
	Non-Insurer 58-1665825
	Powers Ferry Properties Investments, Inc.
(Delaware) Non-Insurer
	PrimeVest Financial Services, Inc.

	(Minnesota) Non-Insurer 41-1483314
	Bancnorth Investment Group, Inc.
	(Minnesota) Non-Insurer 41-1735462
	Branson Insurance Agency, Inc.
	(Massachusetts) Non-Insurer 04-3116141
	Compulife, Inc. Non-Insurer
	(Virginia) 54-1252522
	Compulife Agency, Inc.
	Non-Insurer (Ohio) 34-1689987
	Compulife Insurance Agency of Massachusetts,
	Inc. (Massachusetts) 54-2004346 Non-Insurer
	Compulife Investor Services, Inc.
	Non-Insurer (Virginia) 54-1439322
	Guaranty Brokerage Services, Inc.
	(California) Non-Insurer 68-0165121
	PrimeVest Insurance Agency of Alabama, Inc.
	(Alabama) Non-Insurer 41-1786871
	Primevest Insurance Agency of Nevada, Inc.
	(Nevada) Non-Insurer 61-1426263
	PrimeVest Insurance Agency of New Mexico, Inc.
	(New Mexico) Non-Insurer 85-0422391
	PrimeVest Insurance Agency of Ohio, Inc.
	(Ohio) Non-Insurer 31-1388789
Page 5	PrimeVest Insurance Agency of Oklahoma, Inc.	1
	(Oklahoma) Non-Insurer 73-1455177
	PrimeVest Insurance Agency of Texas, Inc.	1
	(Texas) Non-Insurer 74-2703790
	PrimeVest Insurance Agency of Wyoming, Inc.
	(Wyoming) Non-Insurer 41-1996927
	ReliaStar Investment Research, Inc.
	(Minnesota) Non-Insurer 41-1412933
	ReliaStar Life Insurance Company Insurer
	(Minnesota) 41-0451140 NAIC 67105
	ING Re (UK) Limited
	(United Kingdom) Insurer
	NWNL Benefits, LLC Non-Insurer
	(Minnesota) 41-2022146
	ReliaStar Life Insurance Company of New York
	(New York) Insurer 53-0242530 NAIC 61360
	Superior Vision Services, Inc. Non-Insurer	7
	(Delaware) 13-3741352
	Superior Vision Insurance, Inc. 86-0757439
	(Arizona) Reinsurer NAIC 60188
	ReliaStar Payroll Agent, Inc. Non-Insurer
	(Minnesota) 41-1887594
	Successful Money Management Seminars, Inc.
	(Oregon) Non-Insurer 93-0791146
	MIA Office Americas, Inc. (Georgia)
	58-2177672 Non-Insurer
	Security Life Assignment Corp. (Colorado)
	84-1437826 Non-Insurer
	Security Life of Denver Insurance Company (Colorado)
	Insurer 84-0499703 NAIC #68713
	First Secured Mortgage Deposit Corporation (Colorado)
	Non-Insurer 84-1086427
	ING America Equities, Inc. (Colorado)
	Non-Insurer 84-1251388
	Midwestern United Life Insurance Company (Indiana)
	Insurer NAIC #66109 35-0838945
	Draft Funding LLC
	Non-Insurer (Delaware)
	Security Life of Denver International Limited
	Insurer 98-0138339 (Bermuda)
	Lion Custom Investments LLC (Delaware)

02-0488491 Non-Insurer
Page 6	UC Mortgage Corp. (Delaware) 72-1329746
Non-Insurer

1 Company owned by individual pursuant to state law, Shareholder agreement with parent company.
2 ING USA Annuity and Life Insurance Company is a 70% partner in this real estate management partnership. Nationale-Nederlanden Interest II, B.V.
is a 29% partner, and NNUS Realty Corporation is a 1% partner.
3 ALICA Holdings, Inc. is 80% owned by ING International Insurance Holdings, Inc. and 20% owned by ING Insurance International B.V.
4 ING International Insurance Holdings, Inc. owns 100% of the voting shares of ILICA Inc and ALICA Holdings, Inc. owns 100% of the non-voting shares of ILICA Inc.
5 Furman Selz Investments II LLC owned 94% by ING Furman Selz Asset Management LLC.
6 Furman Selz Investments III LLC owned 8.5% by ING Furman Selz Asset Management LLC.
7 ReliaStar Life owns approx. 44% of common stock of Superior Vision Services, Inc.
8 At the request of the Pennsylvania Insurance Department, Nederlandse Reassurantie Groep N.V. is being included in the organizational chart of ING
Groep N.V. NRG Group has been in runoff since 1993. It is distinctly separate from ING America Insurance Holdings, Inc. and it’s active subsidiaries.

Item 27. Number of Contract Owners

As of September 30, 2006, there were 679,767 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of ING Life Insurance and Annuity
Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to
Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of
CGS regarding indemnification of officers, employees and agents of Connecticut corporations.
These statutes provide in general that Connecticut corporations incorporated prior to January 1,
1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by to or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

Section 33-777 of the statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)).

Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Annuity Account B of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Ronald R. Barhorst	Director and President
4225 Executive Square
La Jolla, California 92037
Brian D. Comer[1]	Director and Senior Vice President
William L. Lowe[1]	Director and Senior Vice President

Kathleen A. Murphy[1]	Senior Vice President
Boyd G. Combs[2]	Senior Vice President, Tax
William Jasien[3]	Senior Vice President
Louis E. Bachetti	Senior Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095
Susan J. Stamm[1]	Chief Financial Officer
Pamela Mulvey Barcia[1]	Vice President
Robert H. Barley[1]	Vice President
David A. Brounley[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Virginia E. Carman[1]	Vice President
Nancy D. Clifford[1]	Vice President
Dianne Clous[1]	Vice President
James Dake[1]	Vice President
William P. Elmslie	Vice President
New York, New York
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon	Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS 66211
David Kelsey[1]	Vice President
Christina Lareau[1]	Vice President

George D. Lessner	Vice President
Richardson, Texas
Katherine E. Lewis	Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI 53226
David J. Linney	Vice President
2900 N. Loop W., Ste. 180
Houston, TX 77092
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill	Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC 27612
Richard T. Mason	Vice President
440 S. Warren St., Ste. 702
Syracuse, NY 13202
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Srinivas D. Reddy[1]	Vice President
Dawn M. Peck[2]	Vice President, Assistant Treasurer and Assistant
Secretary
Deborah Rubin[3]	Vice President
Todd Smiser	Vice President
Lisle, Illinois
Frank W. Snodgrass	Vice President
150 4th Ave., N., Ste. 410
Nashville, TN 37219
Terran Titus[1]	Vice President
Bess B. Twyman[1]	Vice President
S. Bradford Vaughan, Jr.	Vice President
601 Union St., Ste. 810
Seattle, WA 98101

O. V. Williams	Vice President
444 Seabreeze Blvd.
Daytona Beach, FL 32114
Forrest R. Wilson	Vice President
2202 N. Westshore Blvd.
Tampa, Florida 33607
Judeen T. Wrinn[1]	Vice President
Therese M. Squillacote[1]	Vice President and Chief Compliance Officer
Joy M. Benner[4]	Secretary
Diana R. Cavender[4]	Assistant Secretary
Randall K. Price[4]	Assistant Secretary
Edwina P. J. Steffer[4]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer

1	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.

2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.

4	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

(c) Compensation to Principal Underwriter during last fiscal year:
(1)	(2)	(3)	(4)	(5)
Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*
ING Financial				$36,978,063.93
Advisers, LLC

*	Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company during 2005.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by ING Life Insurance and Annuity Company at 151 Farmington
Avenue, Hartford, Connecticut 06156 and at ING Americas at 5780 Powers Ferry Road, Atlanta,
Georgia 30327-4390.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this
Registration Statement are located at the offices of the Depositor as follows:

ING Life Insurance and Annuity Company
151 Farmington Avenue
Hartford, CT 06156

                                                      and

Opportunity Plus Service Center
800 Troy-Schenectady Road
Latham, NY 12110-2455

ING Americas
5780 Powers Ferry Road
Atlanta, GA 30327-4390

ING Americas
20 Washington Avenue South
Minneapolis, MN 55401

Item 31. Management Services

Not applicable
Item 32. Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and
(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of
Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC
No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                                        SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its
Registration Statement on Form N-4 (File No. 33-75962) and has duly caused this Post-Effective
Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of
Hartford, State of Connecticut, on the 21st day of November, 2006.

                                                           VARIABLE ANNUITY ACCOUNT C OF
                                                   ING LIFE INSURANCE AND ANNUITY COMPANY
                                                                             (Registrant)

By:	ING LIFE INSURANCE AND ANNUITY
COMPANY
(Depositor)
By:	Brian D. Comer*
Brian D. Comer
President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 47 to the
Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date
Brian D. Comer*	President	)
Brian D. Comer	(principal executive officer))
)
Thomas J. McInerney*	Director	) November
Thomas J. McInerney		) 21, 2006
)
Kathleen A. Murphy*	Director	)
Kathleen A. Murphy		)
)
Catherine H. Smith*	Director	)
Catherine H. Smith		)
)
David A. Wheat*	Director and Chief Financial Officer	)
David A. Wheat		)
)

Steven T. Pierson*	Chief Accounting Officer	)
Steven T. Pierson		)
By: /s/ Michael A. Pignatella
Michael A. Pignatella
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C
EXHIBIT INDEX
Exhibit No.	Exhibit
99-B.8.33	First Amendment dated April 1, 2005 to Service Contract
	between ING Financial Advisers, Inc. and Fidelity Advisers, Inc.	___________
99-B.8.34	Second Amendment dated April 1, 2006 to Service Contract
	between ING Financial Advisers, Inc. and Fidelity Advisers, Inc.	___________
99-B.8.42	Amendment dated October 9, 2006 to the Participation
Agreement dated April 30, 2003 among ING Life Insurance and
Annuity Company, ING Investors Trust and Directed Services,
	Inc.	___________
99-B.8.75	(Retail) First Amendment dated January 3, 2006 to Participation
Agreement dated as of January 1, 2003 among ING Life
Insurance and Annuity Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York,
American Funds Distributors, Inc. and American Funds Service
	Company.	___________
99-B.9	Opinion and Consent of Counsel	___________
99-B.10	Consent of Independent Registered Public Accounting Firm	___________
99-B.13.1	Powers of Attorney	___________